Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 512,996,000
Previously Paid Amount	0
Total Fee Amount	70,844.75
Total Offset Amount	0
Net Fee	$ 70,844.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A